UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06362

Invesco Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2026

Invesco Municipal Trust

NYSE: VKQ

2	Trust Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

20	Financial Statements

24	Financial Highlights

25	Notes to Financial Statements

30	Approval of Investment Advisory and Sub-Advisory Contracts

32	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/26 to 8/31/26

Trust at NAV	-2.24%

Trust at Market Value	1.83

S&P Municipal Bond Index ▼ (Broad Market Index)	-1.61

S&P Municipal Bond 5+ Year Investment Grade Index ▼ (Style-Specific Index)	-2.36

Market Price Premium to NAV as of 8/31/26	0.31

Source(s): ▼ RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
 The
S&P Municipal Bond 5+ Year Investment Grade Index
seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Municipal Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎
Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎
Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎
Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.
∎
Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your
non-certificated
whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Municipal Trust

Schedule of Investments
August 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–161.05% (a)
Alabama–3.76%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$225	$216,255

Black Belt Energy Gas District (Gas); Series 2026 C, RB	5.25%	06/01/2036	1,035	1,096,596

Black Belt Energy Gas District (The); Series 2023 B, RB (b)	5.25%	12/01/2030	1,420	1,505,536

Series 2024 A, RB (b)	5.25%	09/01/2032	760	782,110

Energy Southeast A Cooperative District; Series 2024 B, RB (b)	5.25%	06/01/2032	990	1,038,290

Huntsville-Redstone Village Special Care Facilities Financing Authority; Series 2007, Ref. RB	6.00%	01/01/2060	1,725	1,508,932

Series 2008, RB (c)	2.00%	01/01/2060	363	19,227

Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	3,500	3,602,428

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,745	3,760,892

Southeast Energy Authority, A Cooperative District (No. 2); Series 2021 B, RB (b)	4.00%	12/01/2031	1,495	1,489,400

Series 2024 A, RB	5.00%	11/01/2035	1,715	1,746,507

Series 2025 A, RB (b)	5.00%	06/01/2035	1,130	1,141,777

Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB (b)	5.50%	12/01/2029	1,405	1,483,915

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref.
IDR (d)	5.25%	05/01/2044	759	765,460

				20,157,325

Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	352,697

Arizona–2.79%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB (d)	5.00%	07/01/2039	1,195	1,161,173

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB (d)	5.00%	07/01/2049	500	455,075

Arizona (State of) Industrial Development Authority (Mater Academy of Nevada - Bonanza Campus); Series 2020 A, RB (d)	5.00%	12/15/2050	820	741,195

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2030	1,150	1,149,095

Series 2017, Ref. RB	5.00%	11/15/2045	890	752,726

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (d)	5.00%	07/01/2049	225	203,246

Mesa (City of), AZ Utility System Revenue; Series 2025, RB (INS - BAM) (e)(f)	5.00%	07/01/2046	3,010	3,093,457

Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB (d)	5.00%	06/15/2052	360	295,932

Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB (d)	5.25%	07/01/2048	1,190	1,108,633

Salt River Project Agricultural Improvement & Power District; Series 2025, RB (f)	5.00%	01/01/2048	3,300	3,379,432

Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	2,575	2,621,252

				14,961,216

Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	610	611,154

California–12.54%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	800	761,664

California (State of); Series 2020, GO Bonds (INS - BAM) (e)	3.00%	11/01/2050	1,680	1,256,752

Series 2025, GO Bonds (f)	5.00%	03/01/2055	3,300	3,413,566

California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024 E, RB (b)	5.00%	09/01/2032	1,030	1,079,529

Series 2024, RB (b)	5.00%	04/01/2032	1,445	1,514,273

Series 2024, RB (b)	5.00%	10/01/2032	1,240	1,286,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	$275	$268,816

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	11,000	1,100,460

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB (g)	0.00%	06/01/2055	1,620	271,496

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, Ref. RB	4.00%	06/01/2050	4,185	3,611,611

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (h)	5.00%	12/31/2036	1,675	1,702,858

Series 2018 A, RB (h)	5.00%	12/31/2047	2,010	1,985,625

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $251,586) (d)(i)(j)	5.00%	08/01/2039	250	150,000

California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB (d)(h)	5.00%	07/01/2027	285	286,102

Series 2012, RB (d)(h)	5.00%	07/01/2030	220	220,682

Series 2012, RB (d)(h)	5.00%	07/01/2037	2,280	2,281,142

Series 2012, RB (d)(h)	5.00%	11/21/2045	2,675	2,675,716

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (d)	5.25%	12/01/2056	1,005	1,005,501

California Enterprise Development Authority; Series 2025, RB (f)	5.50%	11/01/2059	6,220	6,583,508

California Health Facilities Financing Authority; Series 2025, RB (f)(k)	5.00%	08/15/2051	4,285	4,519,695

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB (d)	3.13%	08/01/2056	840	606,120

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	360	360,047

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (g)	0.00%	06/01/2066	1,535	143,605

Los Angeles (City of), CA; Series 2026 B, Ref. RB (h)	5.50%	05/15/2051	2,595	2,724,340

Los Angeles County Public Works Financing Authority; Series 2025, RB (f)	5.25%	12/01/2050	2,035	2,157,401

Series 2025, RB (f)	5.25%	12/01/2054	755	794,708

Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI) (e)	5.00%	08/01/2050	1,235	1,261,110

M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	585	686,189

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (c)	6.25%	08/01/2043	2,010	2,077,807

Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center); Series 2025, RB	5.50%	05/01/2055	2,155	2,267,926

Regents of the University of California Medical Center; Series 2022 P, RB	4.00%	05/15/2053	5,435	4,937,598

San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	2,065	1,877,225

Series 2025, RB (f)(h)(k)	5.00%	07/01/2048	2,475	2,496,493

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 E, RB (h)	5.00%	05/01/2050	2,360	2,344,049

Series 2021 A, Ref. RB (h)	5.00%	05/01/2036	610	641,143

Series 2025, RB (h)	5.50%	05/01/2055	2,590	2,702,544

Series 2026 A, Ref. RB (h)	5.50%	05/01/2056	1,730	1,810,213

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	3,485	1,331,629

				67,195,925

Colorado–7.03%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (e)	4.50%	12/01/2058	2,340	2,125,191

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	831,907

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	915,370

Berthoud-Heritage Metropolitan District No. 1; Series 2026, Ref. GO Bonds (INS - AGI) (e)	5.25%	12/01/2048	350	354,756

Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM) (e)	5.38%	12/01/2053	610	627,988

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB (d)	5.00%	12/01/2047	1,680	1,619,748

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	627,206

Series 2022, RB	6.50%	12/01/2053	585	606,263

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	644,523

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,670	1,675,607

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,440,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds (d)	5.00%	04/01/2035	$1,285	$1,361,761

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	478,377

Colorado State University Research Foundation; Series 2025 A, RB (d)	5.50%	03/01/2065	1,000	962,718

Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds (g)	0.00%	12/01/2033	1,725	1,041,963

Denver (City & County of), CO; Series 2018 A-2, RB (g)	0.00%	08/01/2034	1,325	962,271

Series 2025, RB (f)(h)	5.00%	11/15/2047	2,500	2,520,598

Fort Morgan (City of), CO; Series 2026, RB (INS -BAM) (e)	5.25%	12/01/2056	1,250	1,293,861

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	399,849

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	684	657,850

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	728	748,339

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	502,413

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	394,296

Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI) (e)	4.75%	12/01/2054	2,825	2,657,854

Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	502,975

South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	865	877,268

Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI) (e)	4.63%	12/01/2054	500	460,469

Sterling Ranch Community Authority Board; Series 2025 A, Ref. RB (INS - BAM) (e)	5.25%	12/01/2055	2,500	2,523,571

Triview Metropolitan District Water & Wastewater Revenue; Series 2026, RB (INS -BAM) (e)	5.25%	12/01/2056	705	725,137

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	540,190

Series 2025 A, GO Bonds	5.75%	12/01/2055	1,455	1,458,197

Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI) (e)	5.25%	12/01/2045	635	660,928

Series 2025 A, Ref. GO Bonds (INS - AGI) (e)	4.75%	12/01/2054	860	823,927

White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	494,909

Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,250	1,216,251

Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	500	359,972

Series 2021 A-2, RB (c)	4.50%	12/01/2041	2,065	1,583,538

				37,679,031

Connecticut–0.05%
Aquarion Water Authority; Series 2026 C, RB (g)	0.00%	08/01/2051	955	261,988

District of Columbia–3.63%
District of Columbia; Series 2025, RB (f)	5.25%	05/01/2048	4,970	5,162,590

Series 2026 C, VRD GO Bonds (l)	1.91%	06/01/2051	4,715	4,715,000

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	617,794

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,370	3,001,643

Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,423,340

Washington Metropolitan Area Transit Authority; Series 2025 A, RB (f)(k)	5.25%	07/15/2055	2,245	2,293,096

Series 2025, RB (f)(k)	5.25%	07/15/2053	2,185	2,227,694

				19,441,157

Florida–14.66%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (d)	5.00%	11/15/2061	1,075	895,051

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	505	426,595

Broward (County of), FL; Series 2019 A, RB (h)	4.00%	10/01/2049	770	665,576

Series 2019 A, RB (h)	5.00%	10/01/2049	1,325	1,309,509

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,475	2,182,278

Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM) (e)	5.60%	03/01/2048	1,205	1,260,275

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,205	1,214,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB (Acquired 04/26/2024; Cost $735,000) (b)(d)(h)(i)(j)	12.00%	07/15/2028	$750	$210,000

Series 2024, Ref. RB (Acquired 04/26/2024-02/11/2025; Cost $1,885,346) (INS - AGI) (e)(h)(j)	5.00%	07/01/2044	1,835	1,805,682

Series 2024, Ref. RB (Acquired 04/02/2025-06/27/2025; Cost $2,818,629) (INS - AGI) (e)(h)(j)	5.25%	07/01/2053	2,835	2,770,082

Series 2024, Ref. RB (Acquired 04/26/2024; Cost $813,900) (h)(j)	5.50%	07/01/2053	800	588,000

Fort Lauderdale (City of), FL; Series 2024, RB (f)	5.50%	09/01/2053	2,520	2,649,468

Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,460	1,535,008

Greater Orlando Aviation Authority; Series 2017 A, RB (h)	5.00%	10/01/2052	685	676,269

Series 2024, RB (h)	5.25%	10/01/2048	1,715	1,752,522

Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,585	1,613,346

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (h)	5.00%	10/01/2048	2,475	2,476,442

Hillsborough (County of), FL Industrial Development Authority; Series 2025, RB (f)	5.50%	11/15/2054	3,430	3,589,439

Jacksonville (City of), FL; Series 2025, RB (f)	5.50%	10/01/2053	4,965	5,161,302

JEA Water & Sewer System; Series 2025, RB (f)	5.25%	10/01/2055	1,715	1,771,330

Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2040	905	910,976

Series 2020 A, Ref. RB	5.75%	08/15/2050	1,055	1,039,187

Series 2020 A, Ref. RB	5.75%	08/15/2055	285	276,108

Lee (County of), FL; Series 2026 A-1, RB (h)	5.50%	10/01/2056	1,725	1,791,007

Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,150	1,156,561

Miami-Dade (County of), FL; Series 2017 B, Ref. RB (h)	5.00%	10/01/2040	2,275	2,286,254

Series 2021, RB	4.00%	10/01/2048	3,325	2,960,973

Series 2022 A, Ref. RB (h)	5.25%	10/01/2052	1,275	1,289,508

Series 2023 A, Ref. RB (h)	5.00%	10/01/2047	840	846,947

Series 2025 A, RB (h)	5.50%	10/01/2055	465	479,406

Series 2025, RB (f)	5.00%	07/01/2052	2,345	2,369,413

Series 2025, RB (f)	5.25%	10/01/2054	4,135	4,221,275

Series 2026 A, RB (h)	5.50%	10/01/2056	3,595	3,726,798

Subseries 2021 A-2, Ref. RB (INS - AGI) (e)	4.00%	10/01/2049	2,520	2,203,671

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	1,250	1,255,805

Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB (f)	5.00%	10/01/2055	2,425	2,453,479

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	4,215	4,272,543

Orlando (City of), FL Utilities Commission; Series 2026 B-2, VRD RB (l)	2.30%	10/01/2056	1,600	1,600,000

Osceola (County of), FL; Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2050	2,000	519,219

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2052	450	102,616

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2053	445	95,539

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2054	385	77,795

Palm Coast (City of), FL utility Revenue; Series 2026, RB (f)	5.00%	10/01/2056	2,135	2,161,135

Reunion East Community Development District; Series 2005, RB (i)	5.80%	05/01/2036	235	2

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,340	1,134,082

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	744,565

Sterling Hill Community Development District; Series 2003 A, RB (m)(n)	6.20%	05/01/2035	735	279,445

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,286,528

Tampa (City of), FL; Series 2020 A, RB (g)	0.00%	09/01/2049	5,620	1,651,406

Waterset South Community Development District; Series 2026, RB	5.30%	05/01/2046	840	825,719

				78,570,406

Georgia–3.29%
Atlanta (City of), GA; Series 2025 B, Ref. RB	5.50%	07/01/2050	3,000	3,169,719

Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,115,274

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	594,221

Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,950	3,823,729

Main Street Energy, Inc. (Energy); Series 2026 C, Ref. RB	5.00%	09/01/2036	1,470	1,523,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)
Main Street Natural Gas, Inc.; Series 2021 C, RB (b)	4.00%	12/01/2028	$1,240	$1,253,022

Series 2022 C, RB (b)(d)	4.00%	11/01/2027	1,260	1,258,543

Series 2024 B, RB (b)	5.00%	03/01/2032	1,650	1,752,511

Series 2024 E, RB (b)	5.00%	12/01/2032	3,000	3,132,527

				17,623,123

Hawaii–1.12%
Hawaii (State of); Series 2025, RB (f)	5.50%	07/01/2052	3,840	3,980,720

Series 2025, RB (f)(h)	5.50%	07/01/2054	1,930	2,002,806

				5,983,526

Idaho–0.46%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.00%	11/15/2032	355	320,081

Series 2017 A, Ref. RB	5.25%	11/15/2037	500	417,420

Idaho Housing & Finance Association; Series 2025, RB (f)	5.00%	08/15/2049	1,680	1,736,774

				2,474,275

Illinois–4.00%
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,660	1,665,478

Series 2025 A, GO Bonds	6.00%	01/01/2050	370	381,220

Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,465,049

Series 2024 A, RB (h)	5.50%	01/01/2059	2,160	2,207,991

Series 2025 E, RB (h)	5.50%	01/01/2055	1,725	1,774,997

Series 2026 A, RB	5.25%	01/01/2056	3,110	3,182,290

Chicago (City of), IL Board of Education; Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,689,119

Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	750,059

Chicago (City of), IL Transit Authority; Series 2026, RB	5.50%	12/01/2056	705	732,839

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	460	443,779

Illinois (State of); Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,121,572

Series 2017 C, GO Bonds	5.00%	11/01/2029	265	270,962

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,262,965

Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,448,959

Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	1,306	1,183,051

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	867	652,543

Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI) (e)	5.25%	06/15/2031	1,205	1,207,094

				21,439,967

Indiana–1.43%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM) (e)	5.63%	07/15/2053	2,435	2,567,276

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,410	2,115,546

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	125	117,764

Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB (h)	5.75%	08/01/2042	240	240,164

Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	820	839,491

Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,680	1,757,072

				7,637,313

Iowa–1.80%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	407,016

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,245	1,246,177

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB (b) (o)	5.00%	12/01/2032	2,740	3,042,002

Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2034	1,300	1,308,121

Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	255,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI) (e)	5.25%	12/01/2055	$1,535	$1,575,281

PEFA Inc. (Gas); Series 2019, RB (b) (o)	5.00%	09/01/2026	1,805	1,805,000

				9,638,869

Kentucky–1.18%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB (d)(h)	4.70%	01/01/2052	670	621,107

Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI) (e)	5.00%	12/01/2047	530	529,989

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	1,110	1,110,708

Series 2015 A, RB	5.00%	07/01/2040	985	985,282

Series 2015 A, RB	5.00%	01/01/2045	1,335	1,335,187

Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB (b)	5.25%	02/01/2032	1,650	1,726,041

				6,308,314

Louisiana–2.16%
Louisiana (State of) Gasoline & Fuels; Series 2023 A-1, Ref. VRD RB (LOC - TD Bank, N.A.) (l) (p)	2.90%	05/01/2043	5,000	5,000,000

Series 2025, Ref. VRD RB (LOC - TD Bank, N.A.) (l) (p)	2.25%	05/01/2043	1,000	1,000,000

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB (d)	3.90%	11/01/2044	660	585,947

Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB (h)	5.50%	09/01/2059	2,660	2,683,738

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,715	1,794,945

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI) (e)	5.00%	10/01/2048	495	492,216

				11,556,846

Maryland–2.48%
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	935,307

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	995	997,835

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	337,309

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,035	1,050,856

Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB (h)	5.25%	06/30/2055	2,885	2,826,783

Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	909,213

Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB (d)(l)	2.65%	08/15/2033	3,685	3,685,000

Washington Suburban Sanitary Commission; Series 2015 B, VRD RB (l)	2.30%	06/01/2027	2,535	2,535,000

				13,277,303

Massachusetts–4.56%
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds); Series 2023, RB	5.00%	06/01/2053	4,585	4,668,164

Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds); Series 2024 B, RB	5.25%	07/01/2054	3,000	3,105,655

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,455	1,421,985

Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.50%	12/01/2056	1,730	1,798,490

Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (f)	5.50%	07/01/2032	2,500	2,854,389

Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB (b) (o)	5.00%	07/15/2030	245	264,413

Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB (h)	5.00%	07/01/2040	1,000	1,018,216

Series 2021 E, RB (h)	5.00%	07/01/2046	1,060	1,072,796

Series 2026 B, Ref. RB (h)	5.50%	07/01/2051	1,380	1,455,039

Massachusetts (Commonwealth of) School Building Authority; Series 2025, RB	5.50%	02/15/2055	4,700	4,970,462

Massachusetts Port Authority; Series 2026, RB (f)	5.25%	07/01/2056	1,725	1,797,341

				24,426,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–3.69%
Academy of Warren; Series 2020 A, RB (d)	5.50%	05/01/2050	$250	$225,410

Michigan (State of); Series 2023, RB	5.00%	11/15/2046	2,800	2,900,038

Series 2024, RB (f)	5.50%	11/15/2049	3,120	3,295,176

Michigan (State of) Building Authority (Facilities Program); Series 2020, Ref. VRD RB (l)	1.86%	10/15/2042	2,000	2,000,000

Michigan (State of) Finance Authority (Landmark Academy); Series 2020, Ref. RB	5.00%	06/01/2035	280	280,676

Series 2020, Ref. RB	5.00%	06/01/2045	490	456,646

Michigan (State of) Housing Development Authority; Series 2025, RB (f)	5.10%	10/01/2053	1,950	1,946,102

Series 2025, RB (f)	5.10%	06/01/2056	3,020	3,035,565

Series 2025, RB (f)	5.40%	10/01/2060	3,045	3,109,237

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB (b)(h)	4.00%	10/01/2026	2,520	2,519,964

				19,768,814

Minnesota–1.11%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	305	260,046

Series 2017 A, Ref. RB	4.38%	07/01/2052	500	412,002

Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	2,100	2,124,436

Rochester (City of), MN (Mayo Clinic); Series 2026 C, VRD RB (l)	2.30%	04/01/2066	2,350	2,350,000

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	491,791

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	425	304,290

				5,942,565

Mississippi–0.46%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM) (e)	5.25%	03/01/2055	1,705	1,729,458

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	713,955

				2,443,413

Missouri–2.08%
Kansas City (City of), MO Industrial Development Authority; Series 2011, Ref. RB	5.50%	09/01/2028	795	798,293

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (h)	5.00%	03/01/2046	4,740	4,740,413

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	476,772

Missouri (State of) Health & Educational Facilities Authority (Children’S Mercy Hospital); Series 2026, Ref. RB	5.50%	05/15/2054	2,075	2,178,888

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	322,994

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,845	1,862,717

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB (d)	6.00%	10/01/2049	770	758,611

				11,138,688

Nebraska–1.61%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	4,210	4,220,691

Central Plains Energy Project (No. 5); Series 2022-1, RB (b)	5.00%	10/01/2029	825	853,337

Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,030	1,050,190

Omaha Public Power District; Series 2025, RB (f)(k)	5.25%	02/01/2053	2,425	2,506,967

				8,631,185

Nevada–0.32%
Las Vegas Valley Water District; Series 2025, GO Bonds (f)	5.25%	06/01/2055	1,210	1,253,895

Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB (Acquired 11/26/2025; Cost $745,000) (b)(d)(h)(j)	12.00%	11/02/2026	745	473,075

				1,726,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–0.48%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	$1,576	$1,576,574

New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,000	1,000,678

				2,577,252

New Jersey–5.81%
East Orange (City of), NJ Board of Education; Series 1998, COP (INS - AGI) (e)(g)	0.00%	02/01/2028	2,850	2,716,480

New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. RB (INS - AMBAC) (e)	5.50%	09/01/2026	1,500	1,500,000

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB (h)	5.25%	09/15/2029	250	250,321

Series 2012, RB (h)	5.75%	09/15/2027	300	300,546

New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	1,000	1,002,789

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (h)	5.13%	01/01/2034	1,250	1,254,130

Series 2013, RB (h)	5.38%	01/01/2043	1,250	1,250,980

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	1,050	969,543

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 A, RB (g)	0.00%	12/15/2039	6,000	3,315,099

Series 2010 A, RB (g)	0.00%	12/15/2030	1,600	1,388,672

Series 2010 A, RB (g)	0.00%	12/15/2031	3,000	2,505,655

Series 2024 CC, RB	5.25%	06/15/2050	1,575	1,631,228

Series 2024 CC, RB	5.25%	06/15/2055	1,560	1,603,709

New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,275	1,332,582

Rahway Valley Sewerage Authority (The); Series 2005 A, RB (INS - NATL) (e)(g)	0.00%	09/01/2032	5,000	4,024,474

Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	2,935	2,862,836

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,670	1,673,130

Series 2018 B, Ref. RB	5.00%	06/01/2046	1,575	1,523,439

				31,105,613

New York–20.63%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.) (d)(h) (p)	5.25%	12/31/2033	400	402,530

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,060,309

Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,347,040

New York & New Jersey (States of) Port Authority; Eighty-Fifth Series 1993, RB (INS - NATL) (e)	5.38%	03/01/2028	785	802,115

Series 2020 221, RB (h)	4.00%	07/15/2060	2,345	1,940,146

New York (City of), NY; Series 2021-3, VRD GO Bonds (l)	2.20%	04/01/2042	6,600	6,600,000

Series 2025, GO Bonds (f)	5.25%	02/01/2053	5,000	5,127,811

Subseries 2022 D-1,RB (f)	5.25%	05/01/2038	1,355	1,449,846

Subseries 2022 D-1,RB (f)	5.25%	05/01/2042	2,305	2,410,790

Subseries 2023 E-1, RB (f)	5.25%	04/01/2047	1,505	1,551,915

New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	1,675	1,451,919

Series 2025, RB (f)	5.00%	06/15/2050	4,935	5,018,383

New York (City of), NY Transitional Finance Authority; Series 2023 F-1, RB	4.00%	02/01/2051	2,540	2,197,800

Series 2026 B-1, RB	5.50%	11/01/2052	1,730	1,826,615

New York (State of) Dormitory Authority; Series 2017 B, Ref. RB (b) (o)	4.00%	08/15/2027	5	5,065

Series 2017 B, Ref. RB (b) (o)	4.00%	08/15/2027	5	5,065

Series 2017 B, Ref. RB	4.00%	02/15/2047	1,935	1,703,333

Series 2018 E, RB (f)	5.00%	03/15/2046	5,715	5,809,968

Series 2026 A, Ref. RB	5.25%	03/15/2056	2,565	2,646,244

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,640	3,188,492

New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI) (e)	5.50%	10/01/2054	340	349,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	$4,185	$3,649,464

New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI) (e)	5.00%	11/15/2053	1,705	1,736,344

New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	5,400	4,690,018

Series 2019 B, RB (INS - AGI) (e)	4.00%	01/01/2050	2,625	2,332,449

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,650	1,531,153

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	285	206,812

Series 2010 A, RB (d)	6.25%	06/01/2041	1,179	1,118,089

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,054,252

New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB (d)	5.00%	11/15/2044	5,735	5,743,311

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB (h)	5.00%	08/01/2031	1,440	1,437,692

Series 2020, Ref. RB (h)	5.25%	08/01/2031	350	361,649

Series 2020, Ref. RB (h)	5.38%	08/01/2036	940	970,513

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2018, RB (h)	5.00%	01/01/2033	2,100	2,135,135

Series 2018, RB (h)	5.00%	01/01/2034	2,320	2,356,169

Series 2018, RB (h)	5.00%	01/01/2036	1,220	1,235,404

Series 2020, RB (h)	4.38%	10/01/2045	1,175	1,095,314

New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2023, RB (h)	5.38%	06/30/2060	2,115	2,093,233

Series 2024, RB (h)	5.50%	06/30/2054	1,600	1,611,978

Series 2024, RB (h)	5.50%	06/30/2060	1,645	1,653,100

New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds); Series 2025, RB (INS - AGI) (e)(h)	5.50%	06/30/2059	1,725	1,760,991

Series 2025, RB (h)	6.00%	06/30/2059	1,725	1,804,642

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (h)	5.00%	07/01/2046	3,235	3,188,257

Series 2016 A, RB (h)	5.25%	01/01/2050	1,775	1,765,706

New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB (h)	5.00%	12/01/2038	1,870	1,937,103

New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (h)	5.50%	12/31/2060	70	70,173

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,515	1,516,927

Triborough Bridge & Tunnel Authority; Series 2025, RB (f)	5.50%	11/15/2053	2,650	2,800,213

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2054	750	759,622

Series 2025, RB (f)	5.25%	05/15/2062	5,390	5,497,763

Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	515	538,547

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	1,992,034

				110,538,657

North Carolina–0.21%
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI) (e)(g)	0.00%	01/01/2051	3,910	1,124,125

North Dakota–0.35%
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	1,175	1,061,167

Series 2017 C, RB	5.00%	06/01/2053	910	802,380

				1,863,547

Ohio–6.27%
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,115	3,529,779

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,875	6,022,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	$1,265	$1,270,825

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (h)	5.38%	09/15/2027	805	806,205

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (d)	5.00%	06/01/2028	390	396,100

Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB (h)	5.50%	01/01/2050	2,845	2,946,897

Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.25%	02/15/2047	1,140	1,140,226

Series 2017, Ref. RB	5.50%	02/15/2057	845	845,057

Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI) (e)	5.25%	12/01/2049	990	1,025,640

Franklin (County of), OH; Series 2025, RB (f)	5.25%	11/01/2055	2,080	2,145,792

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,429,571

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	620	650,897

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	3,440	3,366,360

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,097,131) (d)(i)(j)	6.00%	04/01/2038	1,119	13,991

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	884,011

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,094,851

Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA) (h)	5.85%	09/20/2028	125	125,126

Ohio (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	7.00%	03/01/2049	1,000	1,140,565

Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL) (e)(g)	0.00%	02/15/2030	1,000	881,538

Ohio State University (The); Series 2010 D, RB(o)	5.00%	12/01/2030	45	48,720

Series 2010 D, RB	5.00%	12/01/2030	955	1,035,142

University of Cincinnati; Series 2026 A, RB	5.25%	06/01/2056	1,730	1,774,940

				33,574,307

Oklahoma–2.66%
Oklahoma (State of) Capitol Improvement Authority (Oklahoma Department of Transportation); Series 2026, Ref. RB	5.25%	07/01/2056	1,730	1,803,934

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,780	3,795,256

Oklahoma (State of) Turnpike Authority; Series 2025, RB (f)	5.25%	01/01/2050	2,600	2,728,801

Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	895	799,751

Oklahoma Turnpike Authority; Series 2026, RB (f)	5.50%	01/01/2054	3,960	4,199,573

Tulsa (City of), OK Airports Improvement Trust; Series 2000 A, Ref. RB (h)	5.50%	06/01/2035	330	330,006

Series 2001 C, Ref. RB (h)	5.50%	12/01/2035	620	620,007

				14,277,328

Oregon–1.27%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	2,750	2,657,094

Portland (City of), OR; Series 2026, Ref. RB	5.25%	04/01/2056	2,565	2,668,286

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB (h)	5.50%	07/01/2053	1,425	1,472,184

				6,797,564

Pennsylvania–4.25%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI) (e)(h)	5.50%	01/01/2048	1,340	1,386,319

Allegheny (County of), PA Airport Authority (Pittsburgh International Airport); Series 2023 A, RB (INS - AGI) (e)(h)	5.50%	01/01/2053	2,530	2,593,317

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,905	2,599,305

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM) (e)(g)	0.00%	10/01/2036	650	408,497

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	515	518,270

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB (h)	5.50%	06/30/2039	1,985	2,102,377

Series 2022, RB (h)	5.25%	06/30/2053	2,015	2,017,833

Series 2022, RB (INS - AGI) (e)(h)	5.00%	12/31/2057	1,010	1,000,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2023 A-2, RB	4.00%	05/15/2048	$545	$468,605

Series 2026 A, Ref. RB	5.25%	12/15/2051	2,245	2,298,240

Pennsylvania (Commonwealth of) Turnpike Commission; Series 2014 A-2, RB	5.13%	12/01/2039	2,000	2,065,956

Series 2021 A, RB	4.00%	12/01/2050	915	789,353

Philadelphia (City of), PA; Series 2017 B, Ref. RB (h)	5.00%	07/01/2047	525	524,992

Philadelphia (City of), PA Authority for Industrial Development; Series 2017, RB (b) (o)	5.00%	05/01/2027	605	614,285

Series 2017, RB	5.00%	11/01/2047	625	608,691

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,700,299

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB (d)	5.00%	06/15/2050	400	366,193

Philadelphia School District (The); Series 2026 A, GO Bonds	5.50%	09/01/2051	675	717,200

				22,779,976

Puerto Rico–5.03%
Children’s Trust Fund; Series 2002, RB	5.50%	05/15/2039	1,665	1,695,154

Series 2002, RB	5.63%	05/15/2043	1,490	1,513,100

Series 2005 A, RB (g)	0.00%	05/15/2050	5,915	1,189,987

Series 2005 B, RB (g)	0.00%	05/15/2055	2,540	295,039

Series 2008 A, RB (g)	0.00%	05/15/2057	20,965	802,356

Series 2008 B, RB (g)	0.00%	05/15/2057	37,695	1,170,215

Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,241,778

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	950,572

Subseries 2022, RN (g)	0.00%	11/01/2043	112	79,759

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI) (e)	5.25%	07/01/2031	1,995	2,032,668

Series 2007 VV, Ref. RB (INS - NATL) (e)	5.25%	07/01/2032	1,225	1,232,153

Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,495	1,362,549

Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,458	1,946,886

Series 2018 A-1, RB (g)	0.00%	07/01/2046	8,305	2,989,379

Series 2018 A-1, RB (g)	0.00%	07/01/2051	10,905	2,858,015

Series 2018 A-1, RB	4.75%	07/01/2053	1,805	1,708,042

Series 2018 A-1, RB	5.00%	07/01/2058	1,955	1,897,299

Series 2019 A-2, RB	4.33%	07/01/2040	1,230	1,203,948

Series 2019 A-2, RB	4.78%	07/01/2058	825	778,996

				26,947,895

Rhode Island–0.40%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,185	2,154,437

South Carolina–1.71%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB (b)	5.25%	08/01/2031	1,940	2,043,594

South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	495	512,534

South Carolina (State of) Public Service Authority; Series 2026 A, RB	5.25%	12/01/2056	3,305	3,385,482

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	3,155	3,227,618

				9,169,228

South Dakota–0.77%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,040	2,041,611

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,005	1,007,103

South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,055	1,057,700

				4,106,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–3.91%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	$2,380	$2,400,536

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,800	1,827,578

Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,035	1,824,003

Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB (f)	6.00%	12/01/2054	6,825	7,322,543

Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,225	2,841,472

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB (h)	5.00%	07/01/2054	370	364,170

Series 2026 B, RB (h)	5.25%	07/01/2056	1,725	1,750,127

Tennessee Energy Acquisition Corp.; Series 2021 A, RB (b)	5.00%	11/01/2031	2,510	2,615,449

				20,945,878

Texas–15.20%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB (d)	5.88%	06/15/2065	1,500	1,502,641

Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,430	1,255,783

Austin (City of), TX; Series 2022, RB (h)	5.25%	11/15/2047	1,180	1,208,543

Austin (City of), TX (Convention Center Project); Series 2026, RB	5.25%	11/15/2056	1,900	1,948,730

Board of Regents of the University of Texas System; Series 2026 B-1, VRD RB (l)	1.72%	08/01/2056	1,000	1,000,000

Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	980	990,829

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,171,807

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	520	531,877

Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,650	1,510,253

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB (h)	5.50%	11/01/2050	1,555	1,612,957

Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	3,799,846

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,065	2,683,592

Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI) (e)	4.00%	10/01/2049	1,790	1,577,088

Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM) (e)	4.38%	10/01/2053	350	318,891

Series 2023, RB (INS - AGI) (e)	4.25%	10/01/2053	1,430	1,265,385

Series 2024, RB (INS - BAM) (e)	4.38%	10/01/2054	990	898,285

Harris (County of), TX Hospital District; Series 2026, GO Bonds	5.25%	02/15/2056	1,730	1,775,357

Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI) (e)(h)	5.25%	07/01/2048	1,725	1,769,849

Series 2026 C, Ref. RB (INS - AGI) (e)	5.25%	09/01/2051	910	942,442

Series 2026 C, Ref. RB	5.25%	09/01/2051	430	441,889

Series 2026 C, Ref. RB (INS - AGI) (e)	5.50%	09/01/2058	865	909,399

Series 2026 C, Ref. RB	5.50%	09/01/2058	865	900,352

Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB (h)	5.50%	07/15/2038	430	451,071

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB (h)	4.00%	07/01/2041	585	522,201

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB (h)	5.00%	07/15/2028	495	505,212

Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,360	1,249,550

Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,860	1,579,068

Series 2025, GO Bonds (INS - AGI) (e)(f)(k)	5.50%	02/15/2058	3,480	3,626,264

Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,121,276

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2026, Ref. RB	5.25%	05/15/2056	1,510	1,546,672

Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund) (f)	5.25%	02/15/2055	1,900	1,971,948

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (b)(d)(h) (o)	4.63%	10/01/2026	2,670	2,673,705

Series 2026, Ref. RB (b)(h)	4.75%	08/01/2036	1,705	1,716,506

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community); Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $939,189) (i)(j)	2.00%	11/15/2061	976	4,877

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	650	650,169

Series 2016, Ref. RB	5.00%	07/01/2046	800	764,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	$1,440	$1,445,428

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB (d)	4.00%	08/15/2051	1,010	747,401

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2042	1,040	1,019,388

Series 2017, Ref. RB	5.00%	01/01/2047	620	605,102

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2031	560	569,880

Series 2018, Ref. RB	5.00%	10/01/2032	1,015	1,031,256

Series 2020, RB	5.25%	10/01/2055	2,250	2,119,272

Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund) (f)	5.25%	02/15/2055	3,250	3,347,916

San Antonio (City of), TX; Series 2024 C, RB	5.50%	02/01/2049	850	904,490

Series 2025, RB (f)	5.25%	02/01/2046	1,300	1,367,195

San Antonio (City of), TX Electric & Gas Systems Revenue; Series 2025, RB (f)(k)	5.50%	02/01/2050	1,220	1,286,713

Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2048	805	739,379

Series 2023, GO Bonds	4.25%	08/15/2053	2,280	2,024,036

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,510	1,510,190

Series 2016, Ref. RB	5.00%	05/15/2045	750	721,900

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,958,240) (i)(j)	6.38%	02/15/2048	1,940	1,617,475

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2020, Ref. RB	6.63%	11/15/2041	85	84,859

Series 2020, Ref. RB	6.75%	11/15/2051	85	80,973

Series 2020, Ref. RB	6.88%	11/15/2055	85	81,230

Texas (State of) Transportation Commission; Series 2019, RB (g)	0.00%	08/01/2043	3,000	1,295,900

Texas (State of) Water Development Board; Series 2023 A, RB	4.88%	10/15/2048	2,430	2,445,412

Texas Transportation Finance Corp.; Series 2025, RB (f)	5.50%	10/01/2055	2,805	2,985,150

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,794

Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	2,475	2,158,394

Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM) (e)	4.00%	02/15/2053	3,360	2,856,661

				81,454,377

Utah–2.03%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds (d)	4.00%	03/01/2051	500	401,799

Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI) (e)(f)(k)	5.50%	06/01/2050	1,940	2,054,674

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	405,075

Salt Lake City (City of), UT; Series 2023 A, RB (h)	5.50%	07/01/2053	2,870	2,958,314

Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	3,300	2,965,107

Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.38%	10/15/2047	835	765,999

Utah Housing Corp.; Series 2025, RB (CEP - GNMA) (f)	4.90%	01/01/2049	1,336	1,331,559

				10,882,527

Virginia–2.92%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,895	2,587,182

Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI) (e)	5.25%	07/01/2053	3,615	3,672,790

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (d)	5.00%	09/01/2045	510	501,971

Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,140	1,152,798

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB (h)	5.00%	07/01/2038	2,250	2,307,816

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes); Series 2022, Ref. RB (h)	5.00%	12/31/2047	1,395	1,392,484

Series 2022, Ref. RB (h)	5.00%	12/31/2057	795	750,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (h)	5.00%	12/31/2049	$910	$889,552

Series 2017, RB (h)	5.00%	12/31/2056	2,500	2,412,345

				15,667,360

Washington–6.07%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM) (e)	5.50%	12/01/2055	2,100	2,203,534

Series 2025, GO Bonds (INS - BAM) (e)	5.50%	12/01/2060	930	973,757

Kalispel Tribe of Indians; Series 2018 A, RB (d)	5.25%	01/01/2038	1,320	1,329,794

Kent (City of), WA; Series 2026, Ref. GO Bonds	5.25%	12/01/2056	560	585,785

King (County of), WA; Series 2025, VRD RB (l)	3.00%	01/01/2065	4,600	4,600,000

Seattle (City of), WA Municipal Light & Power Revenue; Series 2025, RB (f)	5.00%	07/01/2052	5,000	5,074,927

Seattle (Port of), WA; Series 2024, Ref. RB (h)	5.25%	07/01/2049	1,695	1,721,144

Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,535	2,338,391

Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	850	878,554

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,480	3,418,151

Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.25%	09/01/2050	5,000	5,111,941

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,655	1,655,110

Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM) (d)(e)	5.25%	07/01/2064	860	849,984

Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB (d)	5.00%	07/01/2046	435	397,436

Series 2016 A, Ref. RB (d)	5.00%	07/01/2051	360	314,464

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,129	1,074,241

				32,527,213

West Virginia–0.47%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (Acquired 04/30/2020; Cost $768,150) (d)(j)	7.50%	06/01/2043	805	842,792

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,651,084

				2,493,876

Wisconsin–4.22%
Wisconsin (State of) (Explore Academy Albuquerque); Series 2026, Ref. RB (d)	6.88%	04/01/2051	520	496,789

Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGI) (e)(g)	0.00%	12/15/2050	6,520	1,865,544

Series 2020, RB (INS - AGI) (e)(g)	0.00%	12/15/2060	19,640	3,168,985

Series 2022, RB (d)	5.25%	12/15/2061	1,705	1,635,870

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,800	2,372,046

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,288,144

Wisconsin (State of) Public Finance Authority; Series 2025, RB (h)	6.50%	12/31/2065	2,595	2,840,574

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (d)(i)	6.75%	08/01/2031	915	640,500

Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB (d)	5.63%	12/15/2030	722	722,190

Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes); Series 2025, RB (h)	5.75%	12/31/2065	830	852,387

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB (d)	5.13%	06/15/2039	625	608,660

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (d) (n)	6.38%	01/01/2048	650	292,500

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,675	1,690,179

Series 2018 A, RB	5.35%	12/01/2045	1,675	1,679,658

Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,420	2,434,440

				22,588,466

Total Municipal Obligations (Cost $880,605,679)				862,825,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Municipal Trust

	Shares	Value
Exchange-Traded Funds–1.13%
Invesco Intermediate Municipal ETF (q)	53,700	$2,744,671
Invesco Rochester High Yield Municipal ETF (q)	65,795	3,296,988
Total Exchange-Traded Funds (Cost $6,109,869)		6,041,659

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0) (m)	6,180	12,360
TOTAL INVESTMENTS IN SECURITIES (r) –162.18% (Cost $886,715,548)		868,879,079
FLOATING RATE NOTE OBLIGATIONS–(21.48)%
Notes with interest and fee rates ranging from 2.82% to 3.60% at 08/31/2026 and contractual maturities of collateral ranging from 07/01/2032 to 05/15/2062 (See Note 1K) (s)		(115,070,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(38.52)%		(206,372,187)
OTHER ASSETS LESS LIABILITIES–(2.18)%		(11,686,096)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$535,750,796
Investment Abbreviations:

AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Municipal Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2026 was $46,611,658, which represented 8.70% of the Trust’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1K.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2026 was $2,636,845, which represented less than 1% of the Trust’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at August 31, 2026 was $8,475,974, which represented 1.58% of the Trust’s Net Assets.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $15,162,770. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income

Invesco Intermediate Municipal ETF	$2,821,666	$-	$-	$(76,995)	$-	$2,744,671	$50,085

Invesco Rochester High Yield Municipal ETF	3,386,469	-	-	(89,481)	-	3,296,988	85,303

Total	$6,208,135	$-	$-	$(166,476)	$-	$6,041,659	$135,388

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty, Inc.	6.41%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the Trust’s investments with a value of $159,647,795 are held by TOB Trusts and serve as collateral for the $115,070,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2026

Revenue Bonds	84.93%

General Obligation Bonds	10.06

Other	4.04

Pre-Refunded Bonds	0.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Municipal Trust

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $880,605,679)	$862,837,420

Investments in affiliates, at value (Cost $6,109,869)	6,041,659

Receivable for:
Investments sold	30,000

Interest	9,736,575

Investments matured, at value (Cost $286,020)	254,294

Investment for trustee deferred compensation and retirement plans	47,226

Total assets	878,947,174

Liabilities:
Floating rate note obligations	115,070,000

Variable rate muni term preferred shares ($0.01 par value, 2,064 shares issued with liquidation preference of $100,000 per share)	206,372,187

Payable for:
Investments purchased	10,427,157

Amount due to custodian	10,540,663

Accrued fees to affiliates	72,038

Accrued interest expense	549,726

Accrued trustees’ and officers’ fees and benefits	3,542

Accrued other operating expenses	113,839

Trustee deferred compensation and retirement plans	47,226

Total liabilities	343,196,378

Net assets applicable to common shares	$535,750,796

Net assets applicable to common shares consist of:

Shares of beneficial interest – common shares	$665,417,815

Distributable earnings (loss)	(129,667,019)

$535,750,796

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	55,360,486

Net asset value per common share	$9.68

Market value per common share	$9.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Municipal Trust

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)

Investment income:
Interest	$21,369,087

Dividends from affiliates	135,388

Total investment income	21,504,475

Expenses:
Advisory fees	2,441,659

Administrative services fees	39,271

Custodian fees	3,722

Interest, facilities and maintenance fees	5,442,614

Transfer agent fees	21,985

Trustees’ and officers’ fees and benefits	13,441

Registration and filing fees	27,163

Reports to shareholders	20,009

Professional services fees	55,480

Other	2,650

Total expenses	8,067,994

Less: Fees waived and/or expenses reimbursed	(4,904)

Net expenses	8,063,090

Net investment income	13,441,385

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(273,175))	(701,178)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(25,694,618)

Affiliated investment securities	(166,476)

(25,861,094)

Net realized and unrealized gain (loss)	(26,562,272)
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(13,120,887)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Municipal Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)

	August 31, 2026	February 28, 2026
Operations:
Net investment income	$13,441,385	$25,800,958

Net realized gain (loss)	(701,178)	(8,199,116)

Change in net unrealized appreciation (depreciation)	(25,861,094)	(544,066)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(13,120,887)	17,057,776

Distributions to common shareholders from distributable earnings	(20,851,201)	(25,494,409)

Return of capital applicable to common shares	-	(16,206,435)

Total distributions	(20,851,201)	(41,700,844)

Net increase in common shares of beneficial interest	243,221	-

Net increase (decrease) in net assets applicable to common shares	(33,728,867)	(24,643,068)

Net assets applicable to common shares:
Beginning of period	569,479,663	594,122,731

End of period	$535,750,796	$569,479,663

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Municipal Trust

Statement of Cash Flows
For the six months ended August 31, 2026
(Unaudited)

Cash provided by operating activities:

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(13,120,887)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(40,906,527)

Proceeds from sales of investments	55,235,146

Purchases of short-term investments, net	(4,268,104)

Amortization (accretion) of premiums and discounts, net	(824,804)

Net realized loss from investment securities	701,178

Net change in unrealized depreciation on investment securities	25,861,094

Change in operating assets and liabilities:

Increase in receivables and other assets	(246,500)

Increase in accrued expenses and other payables	28,437

Net cash provided by operating activities	22,459,033

Cash provided by (used in) financing activities:
Increase in payable for amount due custodian	8,989,904

Dividends paid to common shareholders from distributable earnings	(20,728,937)

Proceeds from TOB Trusts	4,480,000

Repayment of TOB Trusts	(15,200,000)

Net cash provided by (used in) financing activities	(22,459,033)

Net increase in cash and cash equivalents	-

Cash and cash equivalents at beginning of period	-

Cash and cash equivalents at end of period	$-

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to common shareholders	$243,221

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$5,398,563

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Municipal Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Years Ended		Year Ended		Year Ended
	August 31,		February 28,		February 29,		February 28,

	2026		2026	2025	2024		2023	2022
Net asset value per common share, beginning of period	$10.29		$10.74	$11.06	$10.64		$12.81	$13.49

Net investment income (a)	0.24		0.47	0.42	0.42		0.49	0.59

Net gains (losses) on securities (both realized and unrealized)	(0.47)		(0.17)	(0.06)	0.43		(2.13)	(0.64)

Total from investment operations	(0.23)		0.30	0.36	0.85		(1.64)	(0.05)

Less:
Dividends paid to common shareholders from net investment income	(0.38)		(0.46)	(0.42)	(0.42)		(0.50)	(0.63)

Return of capital	-		(0.29)	(0.26)	(0.01)		(0.03)	–

Total distributions	(0.38)		(0.75)	(0.68)	(0.43)		(0.53)	(0.63)

Net asset value per common share, end of period	$9.68		$10.29	$10.74	$11.06		$10.64	$12.81

Market value per common share, end of period	$9.71		$9.91	$10.07	$9.58		$9.47	$11.81

Total return at net asset value (b)	(2.24)%		3.69%	3.94%	8.90	% (c)	(12.43)%	(0.45)%

Total return at market value (d)	1.83%		6.50%	12.51%	5.98%		(15.46)%	(3.43)%

Net assets applicable to common shares, end of period (000’s omitted)	$535,751		$569,480	$594,123	$611,950		$588,811	$708,834

Portfolio turnover rate (e)	5%		30%	16%	33%		41%	14%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	2.89	% (f)	3.24%	3.18%	3.34%		2.69%	1.54%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.94	% (f)	0.96%	0.96%	0.93%		0.98%	0.94%

Without fee waivers and/or expense reimbursements	2.89	% (f)	3.24%	3.18%	3.34%		2.69%	1.54%

Ratio of net investment income to average net assets	4.83	% (f)	4.63%	3.88%	3.94%		4.45%	4.31%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$206,400		$206,400	$242,800	$242,800		$262,800	$262,800

Asset coverage per preferred share (g)	$359,569		$375,911	$344,696	$352,039		$324,053	$369,724

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000		$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on October 4, 2023. Had the pay-in not been made the total return would have been 8.70%.
(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Municipal Trust

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Municipal Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
- The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes -
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

25	Invesco Municipal Trust

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
- Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates
- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

H.
Indemnifications
- Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Segment Reporting
- The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

J.
Cash and Cash Equivalents -
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.

K.
Floating Rate Note Obligations
- The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank
third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s

26	Invesco Municipal Trust

value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
For the six months ended August 31, 2026, the Adviser waived advisory fees of $4,904.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2026, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$862,545,615	$279,445	$862,825,060

Exchange-Traded Funds	6,041,659	–	–	6,041,659

Common Stocks & Other Equity Interests	–	–	12,360	12,360

Total Investments in Securities	6,041,659	862,545,615	291,805	868,879,079

Other Investments - Assets

Investments Matured	–	254,294	–	254,294

Total Investments	$6,041,659	$862,799,909	$291,805	$869,133,373

NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or

27	Invesco Municipal Trust

could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule
17a-7
of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule
17a-7.
Pursuant to these procedures, for the six months ended August 31, 2026, the Trust engaged in securities purchases of $23,758,830 and securities sales of $21,999,466, which resulted in net realized gains (losses) of $(273,175).
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Fund, and
Trustees’ and Officers’ Fees and Benefits
also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Trust.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $121,632,863 and 2.97%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2026, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$46,095,213	$56,868,318	$102,963,531

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2026 was $45,419,469 and $55,174,303, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$12,593,455

Aggregate unrealized (depreciation) of investments	(31,160,305)

Net unrealized appreciation (depreciation) of investments	$(18,566,850)

 Cost of investments for tax purposes is $887,700,223.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2026	2026

Beginning shares	55,335,515	55,335,515

Shares issued through dividend reinvestment	24,971	–

Ending shares	55,360,486	55,335,515

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value. Shares repurchased by the Trust under this program, if any, are shown in the table above under the caption
Shares redeemed
.

28	Invesco Municipal Trust

NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series
2015/12-VKQ
VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2026, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/17/2012	2,064	10/10/2027	08/07/2025

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date, unless earlier redeemed, repurchased or extended, and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2026, the dividend rate is equal to the SIFMA Index plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2026 were $206,400,000 and 3.44%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shares. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end,
the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as
Accrued interest expense
on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2026:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2026	$0.0628	September 14, 2026	September 30, 2026

October 1, 2026	$0.0628	October 14, 2026	October 30, 2026

29	Invesco Municipal Trust

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of Invesco Municipal Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
 As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April
28-29,
2026 and June
9-11,
2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B.  Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five

30	Invesco Municipal Trust

year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that the Fund’s performance was reasonably comparable to the performance of the Index for the three year period and below the performance of the Index for the one and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board noted that Invesco Advisers and the Affiliated
Sub-Advisers
do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D.  Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.  Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

31	Invesco Municipal Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Trust (the “Fund”) was held on August 4, 2026. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld

(1).	Beth Ann Brown	44,682,452.19	1,281,892.40
	Jeffrey H. Kupor	44,716,829.19	1,247,515.40
(2).	Anthony J. LaCava, Jr.	2,064.00	0.00

32	Invesco Municipal Trust

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06362	VK-CE-MUNI-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Municipal Trust

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

By:	/s/ Adrien Deberghes
Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 6, 2026